Consolidated Statement of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement of Operations [Abstract]
Net Sales				$ 32,768
Cost of Goods Sold	$ 65,932	$ 82,005	$ 295,661	109,299
Gross Loss	(65,932)	(82,005)	(295,661)	(76,531)
Operating Expenses:
General and administrative expenses	739,189	$ 747,505	$ 1,644,918	$ 1,233,683
Research and Development expenses	1,625,488
Depreciation and Amortization	7,973	$ 9,756	$ 18,981	$ 38,297
Consulting expenses	295,983	140,942	469,666	390,437
Total Operating Expense	2,668,633	898,203	2,133,565	1,662,417
Loss from Operations	(2,734,565)	(980,208)	(2,429,226)	(1,738,948)
Other Income (Expense)
Interest (expense)	$ 3,101	$ (35,764)	$ (84,550)	(652,703)
Gain on forgiveness of debt				49,016
Gain (loss) on currency transactions	$ (315,846)	$ 218	$ (40,583)	19,541
Gain on derivative liability				175,732
Interest and other income		$ 248	$ 5,937	1
Total Other Income (Expense)	$ (312,745)	(35,298)	(119,196)	(408,413)
Loss Before Income Taxes	(3,047,310)	(1,015,506)	(2,548,422)	$ (2,147,361)
Income Tax Expense (Benefit)	(373,862)	(132,997)	(177,539)
Net Loss	$ (2,673,448)	$ (882,509)	$ (2,370,883)	$ (2,147,361)
BASIC AND DILUTED LOSS PER SHARE	$ (0.28)	$ (0.12)	$ (0.32)	$ (0.40)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- BASIC AND DILUTED	9,533,290	7,555,359	7,500,142	5,332,721
WEIGHTED AVERAGE BASIC AND DILUTED LOSS PER SHARE	$ (0.28)	$ (0.12)	$ (0.32)	$ (0.40)